Financial risk management, objectives and policies, The Danish Ship Finance Credit Facility (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2014 USD ($) Carrier	Dec. 31, 2019 USD ($) Intallment	Dec. 31, 2018 USD ($)
Credit Facility [Abstract]
Borrowing amount		$ 850,972	$ 967,275
Frequency of periodic repayment		Quarterly
Danish Ship Finance Credit Facility [Member]
Credit Facility [Abstract]
Number of VLCCs executed a credit facility to fund the acquisition | Carrier	1
Borrowing amount	$ 49,400	$ 38,929	$ 41,437
Term		5 years
Number of installments for repaying debt | Intallment		10
Frequency of periodic repayment		Semi annually
Debt repayment installment amount		$ 1,300
Debt repayment final amount		36,400
Credit facility covenant to maintain adjusted tangible net worth		$ 300,000
Danish Ship Finance Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Covenants requiring all times charter-free market value of vessels		130.00%
Percentage of covenant to maintain adjusted tangible net worth to total assets for credit facility		25.00%
Credit facility covenant to maintain encumbered cash		$ 30,000
Percentage of covenant required unencumbered consolidated cash to gross interest-bearing debt for credit facility		6.00%
Danish Ship Finance Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis	2.25%	2.25%